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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                -----------------

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):       [_] is a restatement.
                                        [_] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                            Name: City Capital, Inc.
                         Address: 1100 Peachtree Street
                                   Suite 1500
                                Atlanta, GA 30309
                          Form 13F File Number: 28-3050

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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Willis P. Dobbs
                                Title: President
                               Phone: 404-874-1110
                     Signature, Place, and Date of Signing:

    /s/ Willis P. Dobbs           Atlanta, GA USA              February 2, 2004

                                -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    List of Other Managers Reporting for this Manager:

    [If there are no entries in this list, omit this section.]


Form 13F File Number                      Name
28-
[Repeat as necessary.]

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City Capital, Inc.
FORM 13F
December 31, 2003

                                                                                                               Voting Authority
                                                                                                            ----------------------
                                   Title of                 Value    Shares/  Sh/   Put/  Invstmt Other
Name of Issuer                     class       CUSIP      (x$1000)   Prn Amt  Prn   Call  Dscretn Managers   Sole    Shared  None
------------------------------     --------  ---------    --------   -------- ---   ----  ------- --------  ------   ------  ----
3M COMPANY                         COM       604059105         281       3300 SH            Sole               3300
AMERADA HESS CORP COM              COM       023551104        4010      75420 SH            Sole              75420
AMERICAN INTL GROUP                COM       026874107         119       1800 SH            Sole               1800
AMGEN INC                          COM       031162100         229       3707 SH            Sole               3707
BANK OF AMERICA CORP               COM       060505104        3493      43431 SH            Sole              43431
BANK ONE CORP COM                  COM       06423a103         434       9530 SH            Sole               9530
BAXTER INTERNATIONAL               COM       071813109        5291     173360 SH            Sole             173360
BOEING CO COM                      COM       097023105         299       7098 SH            Sole               7098
BRINKER INTL INC                   COM       109641100        3050      91965 SH            Sole              91965
CARDINAL HEALTH INC                COM       14149y108        3191      52180 SH            Sole              52180
CHEVRONTEXACO CORP COM             COM       166764100         307       3558 SH            Sole               3558
CHOICEPOINT INC                    COM       170388102         334       8773 SH            Sole               8773
CIENA CORP                         COM       171779101         462      70470 SH            Sole              70470
CINCINNATI FINANCIAL CORP          COM       172062101         217       5208 SH            Sole               5208
CINTAS                             COM       172908105        1370      27355 SH            Sole              27355
CITIGROUP INC.                     COM       172967101         355       7323 SH            Sole               7323
COCA COLA CO                       COM       191216100        2305      45423 SH            Sole              45423
COLGATE-PALMOLIVE COMPANY          COM       194162103         200       4000 SH            Sole               4000
COLONIAL BANCGROUP INC             COM       195493309         222      12800 SH            Sole              12800
CONOCO PHILLIPS                    COM       20825C104        3930      59930 SH            Sole              59930
DELL INC COM                       COM       24702R101        1901      55940 SH            Sole              55940
DUKE ENERGY CORPORATION            COM       264399106        4924     240760 SH            Sole             240760
EXXON MOBIL CORP                   COM       30231G102        1679      40955 SH            Sole              40955
FLEETBOSTON FINANCIAL CORP         COM       339030108        2426      55580 SH            Sole              55580
GENERAL ELECTRIC CO                COM       369604103        1001      32300 SH            Sole              32300
HANCOCK HOLDING COMPANY            COM       410120109         218       4000 SH            Sole               4000
HEALTH MGMT ASSOCIATES INC.-A      COM       421933102        3061     127555 SH            Sole             127555
HOME DEPOT                         COM       437076102        4388     123640 SH            Sole             123640
INTEL CORP                         COM       458140100        2647      82588 SH            Sole              82588
INTL BUSINESS MACHINES             COM       459200101        3846      41500 SH            Sole              41500
JEFFERSON PILOT CORP               COM       475070108        5450     107605 SH            Sole             107605
JOHNSON & JOHNSON                  COM       478160104        5335     103281 SH            Sole             103281
JP MORGAN CHASE & CO               COM       46625H100        2906      79110 SH            Sole              79110
LINCARE HOLDINGS INC               COM       532791100        1804      59980 SH            Sole              59980
M&T BANK CORPORATION               COM       55261f104         261       2660 SH            Sole               2660
MASCO CORP                         COM       574599106         214       7800 SH            Sole               7800
MATTEL INC                         COM       577081102        3702     192130 SH            Sole             192130
MERCHANTILE BANKSHARE              COM       587405101        4211      92380 SH            Sole              92380
MERCK & CO INC                     COM       589331107        4576      99056 SH            Sole              99056
MICROSOFT                          COM       594918104        1866      68178 SH            Sole              68178
NORTHERN TRUST CORP                COM       665859104        1650      35652 SH            Sole              35652
PEPSICO INC.                       COM       713448108        3543      75995 SH            Sole              75995
PFIZER INC                         COM       717081103        6046     171118 SH            Sole             171118
PINNACLE WEST CAPITAL              COM       723484101        3902      97510 SH            Sole              97510
PROCTER & GAMBLE CO                COM       742718109         859       8600 SH            Sole               8600
SANMINA CORP                       COM       800907107        2266     179872 SH            Sole             179872
SBC COMMUNICATIONS INC             COM       78387g103        4726     181275 SH            Sole             181275
SPRINT CORP                        COM       852061100        2796     170270 SH            Sole             170270
SUNTRUST BANKS INC                 COM       867914103         469       6563 SH            Sole               6563
SYNOVUS FINANCIAL CORP             COM       87161C105        3380     116876 SH            Sole             116876
UNUMPROVIDENT CORP                 COM       91529Y106        3482     220810 SH            Sole             220810
WAL MART STORES INC                COM       931142103        2140      40334 SH            Sole              40334
WYETH                              COM       983024100         340       8000 SH            Sole               8000
HONDA MOTOR CO LTD - SPONS ADR     ADR       438128308        4152     184520 SH            Sole             184520
NOKIA CORP ADR A                   ADR       654902204        4821     283560 SH            Sole             283560
NORSK HYDRO AS-SPONS ADR           ADR       656531605        3731      60380 SH            Sole              60380
PETROLEO BRASILEIRO S.A.-ADR       ADR       71654V408        1811      61930 SH            Sole              61930
SSGA S&P 500 INDEX FUND #338                 784924888         748  40720.966 SH            Sole          40720.966
REPORT SUMMARY                      58          DATA        137380            0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                              RECORDS